SUBSIDIARY PUBLIC ISSUERS - Additional Information (Details) $ in Millions, $ in Millions	Feb. 22, 2024 USD ($)	Feb. 22, 2024 CAD ($)	Jun. 30, 2025	May 16, 2025 CAD ($)	Nov. 29, 2024 USD ($)	Jun. 05, 2024 USD ($)	May 31, 2024 USD ($)
Subordinated notes, maturing september 1, 2055
Disclosure of information about consolidated structured entities [line items]
Notional amount				$ 250
Subordinated notes, maturing september 1, 2055 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate			5.60%	5.60%
Subordinated notes, maturing september 1, 2055 | Floating interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings variable rate				0.027
Subordinated notes maturing march
Disclosure of information about consolidated structured entities [line items]
Notional amount					$ 300
Subordinated notes maturing march | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate					6.80%
Subordinated notes, maturing may 24, 2081
Disclosure of information about consolidated structured entities [line items]
Notional amount						$ 8	$ 150
Subordinated notes, maturing may 24, 2081 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate						7.25%
Medium-term notes, public - canadian - maturing february 22, 2024
Disclosure of information about consolidated structured entities [line items]
Repayments of debt	$ 531	$ 700
Medium-term notes, public - canadian - maturing february 22, 2024 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate	3.315%	3.315%